United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-3352

                      (Investment Company Act File Number)


                             Federated Income Trust
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 1/31/06


                 Date of Reporting Period: Quarter ended 4/30/05







Item 1.           Schedule of Investments


FEDERATED INCOME TRUST
PORTFOLIO OF INVESTMENTS
April 30, 2005 (unaudited)

      Principal
        Amount                                                                                                     Value

                      ADJUSTABLE RATE MORTGAGES--0.8%
 $    4,477,080       Federal National Mortgage Association ARM, 4.410%, 5/1/2034
                      ------------------------------------------------------------------------------
                      (IDENTIFIED COST $4,490,371)                                                       $       4,456,140

                      MORTGAGE BACKED SECURITIES--98.1%(1)

                      Federal Home Loan Mortgage Corporation -35.5%
      39,530,737      4.500%, 12/1/2014 - 6/15/2019                                                              39,214,493
      61,615,252  (2) 5.000%, 8/1/2018 - 5/1/2035                                                                61,473,885
      59,785,384      5.500%, 8/1/2033 - 12/1/2034                                                               60,527,476
      10,667,059      6.000%, 2/1/2019 - 5/1/2034                                                                11,009,518
      7,238,536       6.500%, 11/1/2028 - 9/1/2029                                                               7,543,429
      4,685,185       7.000%, 10/1/2007 - 3/1/2032                                                               4,946,478
      5,280,640       7.500%, 12/1/2022 - 2/1/2031                                                               5,680,906
       842,176        8.000%, 9/1/2014 - 11/1/2029                                                                885,598
       321,771        9.000%, 4/1/2009 - 2/1/2013                                                                 336,444
        63,487        9.500%, 11/1/2009 - 9/1/2016                                                                 68,928
        14,360        11.500%, 12/1/2014                                                                           16,554
                           TOTAL                                                                                191,703,709

                      Federal National Mortgage Association--53.1%
      6,848,123       4.500%, 11/1/2018                                                                          6,786,330
      61,910,453  (2) 5.000%, 7/1/2018 - 6/1/2035                                                                61,769,423
     100,797,759  (2) 5.500%, 11/1/2016 - 6/1/2035                                                              102,327,624
      78,563,713  (2) 6.000%, 6/1/2016 - 6/1/2035                                                                80,759,003
      23,377,248      6.500%, 12/1/2027 - 7/1/2032                                                               24,333,213
      4,428,368       7.000%, 7/1/2029 - 2/1/2032                                                                4,682,280
      1,432,404       7.500%, 3/1/2010 - 8/1/2031                                                                1,534,747
      1,146,821       8.000%, 12/1/2026                                                                          1,250,931
      1,789,718       10.000%, 11/1/2009 - 3/1/2025                                                              2,001,126
       923,570        10.500%, 12/1/2019 - 4/1/2022                                                              1,033,753
                           TOTAL                                                                                286,478,430

                      Government National Mortgage Association--9.5%
      9,155,173       5.000%, 6/15/2034 - 8/15/2034                                                              9,160,537
      23,878,998      5.500%, 12/15/2032 - 6/20/2034                                                             24,323,588
      7,160,494       6.500%, 1/15/2032 - 5/15/2032                                                              7,524,839
      7,554,305       7.000%, 6/15/2026 - 1/15/2032                                                              8,046,564
       122,969        7.500%, 1/15/2031                                                                           132,475
      1,141,766       8.000%, 11/15/2023 - 7/15/2030                                                             1,240,579
      1,040,417       8.500%, 12/15/2029 - 6/15/2030                                                             1,132,226
                           TOTAL                                                                                 51,560,808
                           TOTAL MORTGAGE BACKED SECURITIES
                           (IDENTIFIED COST $522,902,850)                                                       529,742,947

                      REPURCHASE AGREEMENTS--13.6%
      14,650,000      Interest in $2,000,000,000 joint repurchase agreement with Barclays Capital,
                      Inc., 2.970%, dated 4/29/2005 to be repurchased at $14,653,626 on 5/2/2005, collateralized by U.S. Government Agency Obligations with various maturities
                      to 3/15/2031, collateral market value $2,040,000,448                                       14,650,000
      24,500,000 (3,4)Interest in $109,000,000 joint repurchase agreement with Goldman Sachs & Co.,
                      2.870%, dated 4/13/2005 to be repurchased at $24,556,643 on 5/12/2005, collateralized by a U.S. Government Agency Obligation with a maturity of
                      3/1/2034, collateral market value $111,348,407                                             24,500,000
      14,000,000 (3,4)Interest in $71,000,000 joint repurchase agreement with Morgan Stanley & Co.,
                      Inc., 2.890%, dated 4/18/2005 to be repurchased at $14,032,593 on 5/17/2005, collateralized by a U.S. Government Agency Obligation with a maturity of
                      1/1/2035, collateral market value $73,495,932                                              14,000,000
      20,000,000 (3,4)Interest in $100,000,000 joint repurchase agreement with UBS Securities LLC,
                      2.860%, dated 4/13/2005 to be repurchased at $20,046,078 on 5/12/2005, collateralized by U.S. Government Agency Obligations with various maturities
                      to 4/15/2034, collateral market value $103,004,338                                         20,000,000
                           TOTAL REPURCHASE AGREEMENTS
                      ------------------------------------------------------------------------------
                           (AT AMORTIZED COST)                                                                   73,150,000
                           TOTAL INVESTMENTS --112.5% (IDENTIFIED COST $600,543,221)(5)                         607,349,087
                           OTHER ASSETS AND LIABILITIES -NET -(12.5)%                                           (67,563,826)
                           TOTAL NET ASSETS--100%                                                         $      539,785,261

===================================================================================================================

    1      Because of monthly principal payments, the average lives of the Federal Home Loan Mortgage Corp.,
           Federal National Mortgage Association and Government National Mortgage Association securities approximate one to ten years.
    2      All or a portion of these securities are subject to dollar-roll transactions. Information regarding dollar roll transactions for the Fund for the quarter ended April 30, 2005, was as follows:
           ---------------------------------------------------------------------------------------------------------
           ---------------------------------------------------------------------- ----------------------------------
           Maximum amount outstanding during the period                           $58,701,437
           ---------------------------------------------------------------------- ----------------------------------
           ---------------------------------------------------------------------- ----------------------------------
           Average amount outstanding during the period(1)                        $27,148,708
           ---------------------------------------------------------------------- ----------------------------------
           ---------------------------------------------------------------------- ----------------------------------
           Average shares outstanding during the period                           51,502,629
           ---------------------------------------------------------------------- ----------------------------------
           ---------------------------------------------------------------------- ----------------------------------
           Average debt per shares outstanding during the period                  $0.53
           ---------------------------------------------------------------------- ----------------------------------
           1   The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the quarter ended April 30, 2005.
    3      Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.
    4      Securities held as collateral for dollar roll transactions.
    5      At April 30, 2005, the cost of investments for federal tax purposes was $600,543,221. The net unrealized appreciation of investments for federal tax purposes was $6,805,866. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of
           $7,590,193 and net unrealized depreciation from investments for those securities having an excess of cost over value of $784,327.


Investment Valuation

     Mortgage-backed security values furnished by an independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.


     Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.

The following acronym is used throughout this portfolio:

ARM               --Adjustable Rate Mortgage




Item 2.           Controls and Procedures

     (a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.           Exhibits






SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated Income Trust

By                /S/Richard J. Thomas, Principal Financial Officer


Date              June 22, 2005


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                /S/J. Christopher Donahue, Principal Executive Officer


Date              June 22, 2005


By                /S/Richard J. Thomas, Principal Financial Officer


Date              June 22, 2005